Nature of the Business	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business
Nature of the Business
Insulet Corporation, the "Company," is primarily engaged in the development, manufacturing and sale of its proprietary OmniPod Insulin Management System (the “OmniPod System”), an innovative, discreet and easy-to-use insulin infusion system for people with insulin-dependent diabetes. The OmniPod System features a unique disposable tubeless OmniPod which is worn on the body for approximately three days at a time and the handheld, wireless Personal Diabetes Manager (“PDM”). Conventional insulin pumps require people with insulin-dependent diabetes to learn to use, manage and wear a number of cumbersome components, including up to 42 inches of tubing. In contrast, the OmniPod System features two discreet, easy-to-use devices that eliminate the need for a bulky pump, tubing and separate blood glucose meter, provides for virtually pain-free automated cannula insertion, communicates wirelessly and integrates a blood glucose meter.
The Company acquired Neighborhood Holdings, Inc. and its wholly-owned subsidiaries (collectively, “Neighborhood Diabetes”) in June 2011. Through Neighborhood Diabetes, the Company provided customers with blood glucose testing supplies, traditional insulin pumps, pump supplies and pharmaceuticals and had the ability to process claims as either durable medical equipment or through pharmacy benefits. In February 2016, the Company sold Neighborhood Diabetes to Liberty Medical LLC ("Liberty Medical"). Additional information regarding the disposition and treatment of the Neighborhood Diabetes business as discontinued operations is provided in note 18 to the consolidated financial statements.
Commercial sales of the OmniPod System began in the United States in 2005. The Company sells the OmniPod System and other diabetes management supplies in the United States through direct sales to customers or through its distribution partners. The OmniPod System is currently available in multiple countries in Europe, Canada and Israel.
On July 7, 2015, the Company executed an asset purchase agreement whereby it acquired the Canadian OmniPod distribution operations from GlaxoSmithKline ("GSK"). With the acquisition, the Company assumed all distribution, sales, marketing, training and support activities for the OmniPod system in Canada. Additional information regarding this acquisition is provided in note 3 to the consolidated financial statements.